SCHEDULE OF AMORTIZATION EXPENSES (Details) - USD ($)	Mar. 31, 2024	Sep. 30, 2023	Sep. 30, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
2024		$ 21,649
2025		21,649
2026		21,649
2027		21,649
2028		21,649
Thereafter		886,982
Total	$ 992,544	$ 995,227	$ 366,167